Disclosure of reserves within equity (Details) - CAD		3 Months Ended				12 Months Ended
	Feb. 11, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Beginning Balance					CAD 100,155,637	CAD 119,006,266	CAD 100,155,637
Exercise of options						1,128,032	1,217,060
Exercise of warrants						2,857,143	9,366,182
Share-based payments						12,493,458	11,136,420
Ending Balance		CAD 119,006,266				148,340,705	119,006,266
Reserves [Member]
Statement [Line Items]
Beginning Balance					7,530,180	17,005,665	7,530,180
Exercise of options		(440,721)	CAD (223,607)	CAD (21,306)	CAD (40,940)	(853,100)	(726,574)
Exercise of warrants	CAD (221,089)						(934,361)
Expired warrants adjustment						(595,964)
Share-based payments						12,493,458	11,136,420
Ending Balance		CAD 17,005,665				CAD 28,050,059	CAD 17,005,665